UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2020

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2020

Semiannual Report

Deutsche DWS Investments VIT Funds

DWS Equity 500 Index VIP

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from your insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a Web site, and your insurance company will notify you by mail each time a report is posted and provide you with a Web site link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance company electronically by following the instructions provided by your insurance company.

You may elect to receive all future reports in paper free of charge from your insurance company. If your insurance company informs you that future reports will be delivered via Web access, you can inform your insurance company that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by your insurance company.

Contents

3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
22	Information About Your Fund’s Expenses
23	Liquidity Risk Management
23	Proxy Voting
24	Advisory Agreement Board Considerations and Fee Evaluation

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE     NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index VIP

Performance Summary	June 30, 2020 (Unaudited)

Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.35%, 0.72% and 0.74% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment

S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,677	$10,719	$13,470	$16,427	$36,021
	Average annual total return	–3.23%	7.19%	10.44%	10.44%	13.67%
S&P 500 Index	Growth of $10,000	$9,692	$10,751	$13,577	$16,645	$37,031
	Average annual total return	–3.08%	7.51%	10.73%	10.73%	13.99%

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$9,660	$10,681	$13,328	$16,163	$34,996
	Average annual total return	–3.40%	6.81%	10.05%	10.08%	13.34%
S&P 500 Index	Growth of $10,000	$9,692	$10,751	$13,577	$16,645	$37,031
	Average annual total return	–3.08%	7.51%	10.73%	10.73%	13.99%

DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	9,659	$10,679	$13,313	$16,111	$34,661
	Average annual total return	–3.41%	6.79%	10.01%	10.01%	13.24%
S&P 500 Index	Growth of $10,000	$9,692	$10,751	$13,577	$16,645	$37,031
	Average annual total return	–3.08%	7.51%	10.73%	10.73%	13.99%

The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Equity 500 Index VIP	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/20	12/31/19
Common Stocks	98%	98%
Cash Equivalents	2%	2%
Government & Agency Obligations	0%	0%
Rights	0%	—
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	6/30/20	12/31/19
Information Technology	27%	23%
Health Care	14%	14%
Consumer Discretionary	11%	10%
Communication Services	11%	10%
Financials	10%	13%
Industrials	8%	9%
Consumer Staples	7%	7%
Utilities	3%	3%
Real Estate	3%	3%
Energy	3%	5%
Materials	3%	3%
	100%	100%

Ten Largest Equity Holdings (27.5% of Net Assets)
1.	Microsoft Corp.	5.9%
	Develops, manufactures, licenses, sells and supports software products
2.	Apple, Inc.	5.7%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
3.	Amazon.com, Inc.	4.4%
	Online retailer that offers a wide range of products, including books, music, videotapes, computers, electronics, home and garden, and numerous products
4.	Alphabet, Inc.	3.2%
	Holding company with subsidiaries that provide web-based search, advertisements, maps, software applications, mobile operating systems and a variety of other products
5.	Facebook, Inc.	2.1%
	Operates a social networking web site
6.	Johnson & Johnson	1.4%
	Provider of health care products
7.	Berkshire Hathaway, Inc.	1.3%
	Holding company of insurance business and a variety of other businesses
8.	Visa, Inc.	1.3%
	Operates a retail electronic payments network and manages global financial services
9.	Procter & Gamble Co.	1.1%
	Manufacturer of diversified consumer products
10.	JPMorgan Chase & Co.	1.1%
	Provider of global financial services

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please read the Fund’s current prospectus for more information.

Portfolio Manager

Brent Reeder

Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

4	|	DWS Equity 500 Index VIP

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 98.1%
Communication Services 10.6%
Diversified Telecommunication Services 1.7%

AT&T, Inc.	154,816	4,680,087

CenturyLink, Inc.	21,169	212,325

Verizon Communications, Inc.	89,953	4,959,109

		9,851,521

Entertainment 2.0%

Activision Blizzard, Inc.	16,749	1,271,249

Electronic Arts, Inc.*	6,257	826,237

Live Nation Entertainment, Inc.*	3,146	139,462

Netflix, Inc.*	9,557	4,348,817

Take-Two Interactive Software, Inc.*	2,491	347,669

Walt Disney Co.	39,225	4,373,980

		11,307,414

Interactive Media & Services 5.4%

Alphabet, Inc. “A”*	6,519	9,244,268

Alphabet, Inc. “C”*	6,358	8,987,732

Facebook, Inc. “A”*	52,254	11,865,316

Twitter, Inc.*	17,034	507,443

		30,604,759

Media 1.3%

Charter Communications, Inc. “A”*	3,272	1,668,851

Comcast Corp. “A”	98,895	3,854,927

Discovery, Inc. “C”*	7,069	136,149

Discovery, Inc. “A”* (a)	3,366	71,022

DISH Network Corp. “A”*	5,559	191,841

Fox Corp. “A”	7,456	199,970

Fox Corp. “B”	3,504	94,047

Interpublic Group of Companies, Inc.	8,573	147,113

News Corp. “A”	8,780	104,131

News Corp. “B”	2,201	26,302

Omnicom Group, Inc.	4,730	258,258

ViacomCBS, Inc. “B”	11,887	277,205

		7,029,816

Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	11,958	1,245,426

Consumer Discretionary 10.6%
Auto Components 0.1%

Aptiv PLC	5,825	453,884

BorgWarner, Inc. (a)	4,541	160,297

		614,181

Automobiles 0.2%

Ford Motor Co.	84,812	515,657

General Motors Co.	27,400	693,220

		1,208,877

Distributors 0.1%

Genuine Parts Co.	3,104	269,924

LKQ Corp.*	6,788	177,846

		447,770

Diversified Consumer Services 0.0%
H&R Block, Inc.	3,978	56,806

	Shares	Value ($)

Hotels, Restaurants & Leisure 1.5%

Carnival Corp. (a)	10,262	168,502

Chipotle Mexican Grill, Inc.*	560	589,322

Darden Restaurants, Inc.	2,869	217,384

Domino’s Pizza, Inc.	850	314,024

Hilton Worldwide Holdings, Inc.	5,992	440,112

Las Vegas Sands Corp.	7,391	336,586

Marriott International, Inc. “A”	5,826	499,463

McDonald’s Corp.	16,145	2,978,268

MGM Resorts International	10,540	177,072

Norwegian Cruise Line Holdings Ltd.* (a)	5,481	90,053

Royal Caribbean Cruises Ltd. (a)	3,687	185,456

Starbucks Corp.	25,349	1,865,433

Wynn Resorts Ltd.	2,155	160,526

Yum! Brands, Inc.	6,577	571,607

		8,593,808

Household Durables 0.4%

D.R. Horton, Inc.	7,175	397,854

Garmin Ltd.	3,201	312,097

Leggett & Platt, Inc.	2,751	96,698

Lennar Corp. “A”	5,923	364,975

Mohawk Industries, Inc.*	1,325	134,832

Newell Brands, Inc.	8,544	135,679

NVR, Inc.*	76	247,665

PulteGroup, Inc.	5,600	190,568

Whirlpool Corp.	1,328	172,016

		2,052,384

Internet & Direct Marketing Retail 4.9%

Amazon.com, Inc.*	9,106	25,121,815

Booking Holdings, Inc.*	889	1,415,590

eBay, Inc.	14,357	753,025

Expedia Group, Inc.	2,938	241,503

		27,531,933

Leisure Products 0.0%
Hasbro, Inc.	2,793	209,335

Multiline Retail 0.5%

Dollar General Corp.	5,466	1,041,328

Dollar Tree, Inc.*	5,212	483,048

Kohl’s Corp.	3,536	73,443

Target Corp.	10,856	1,301,960

		2,899,779

Specialty Retail 2.3%

Advance Auto Parts, Inc.	1,523	216,951

AutoZone, Inc.*	505	569,700

Best Buy Co., Inc.	4,886	426,401

CarMax, Inc.*	3,516	314,858

Home Depot, Inc.	23,360	5,851,913

L Brands, Inc.	5,340	79,940

Lowe’s Companies, Inc.	16,391	2,214,752

O’Reilly Automotive, Inc.*	1,607	677,624

Ross Stores, Inc.	7,732	659,076

The Gap, Inc.	4,429	55,894

Tiffany & Co.	2,379	290,095

TJX Companies, Inc.	26,000	1,314,560

Tractor Supply Co.	2,535	334,088

Ulta Beauty, Inc.*	1,214	246,952

		13,252,804

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	5

	Shares	Value ($)

Textiles, Apparel & Luxury Goods 0.6%

Hanesbrands, Inc.	7,905	89,247

NIKE, Inc. “B”	26,950	2,642,448

PVH Corp.	1,459	70,105

Ralph Lauren Corp.	987	71,577

Tapestry, Inc.	6,014	79,866

Under Armour, Inc. “A”*	4,226	41,161

Under Armour, Inc. “C”*	4,609	40,744

VF Corp.	6,989	425,910

		3,461,058

Consumer Staples 6.8%
Beverages 1.6%

Brown-Forman Corp. “B”	3,905	248,592

Coca-Cola Co.	84,018	3,753,924

Constellation Brands, Inc. “A”	3,648	638,218

Molson Coors Beverage Co. “B”	4,206	144,518

Monster Beverage Corp.*	8,120	562,878

PepsiCo, Inc.	30,156	3,988,433

		9,336,563

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	9,601	2,911,119

Kroger Co.	16,997	575,349

Sysco Corp.	11,065	604,813

Walgreens Boots Alliance, Inc.	16,000	678,240

Walmart, Inc.	30,794	3,688,505

		8,458,026

Food Products 1.1%

Archer-Daniels-Midland Co.	12,039	480,356

Campbell Soup Co. (a)	3,742	185,715

Conagra Brands, Inc.	10,616	373,365

General Mills, Inc.	13,164	811,561

Hormel Foods Corp.	6,128	295,799

Kellogg Co.	5,443	359,565

Kraft Heinz Co.	13,651	435,330

Lamb Weston Holdings, Inc.	3,173	202,850

McCormick & Co., Inc.	2,671	479,204

Mondelez International, Inc. “A”	31,068	1,588,507

The Hershey Co.	3,227	418,284

The JM Smucker Co.	2,440	258,176

Tyson Foods, Inc. “A”	6,319	377,307

		6,266,019

Household Products 1.7%

Church & Dwight Co., Inc.	5,320	411,236

Clorox Co.	2,723	597,345

Colgate-Palmolive Co.	18,662	1,367,178

Kimberly-Clark Corp.	7,413	1,047,828

Procter & Gamble Co.	53,783	6,430,833

		9,854,420

Personal Products 0.2%

Coty, Inc. “A”	6,186	27,651

Estee Lauder Companies, Inc. “A”	4,883	921,325

		948,976

Tobacco 0.7%

Altria Group, Inc.	40,286	1,581,225

Philip Morris International, Inc.	33,833	2,370,340

		3,951,565

	Shares	Value ($)
Energy 2.8%
Energy Equipment & Services 0.2%

Baker Hughes Co.	14,319	220,369

Halliburton Co.	19,408	251,916

National Oilwell Varco, Inc.	8,514	104,297

Schlumberger Ltd.	30,174	554,900

TechnipFMC PLC	9,118	62,367

		1,193,849

Oil, Gas & Consumable Fuels 2.6%

Apache Corp.	8,240	111,240

Cabot Oil & Gas Corp.	8,583	147,456

Chevron Corp.	40,556	3,618,812

Concho Resources, Inc.	4,202	216,403

ConocoPhillips	23,290	978,646

Devon Energy Corp.	8,056	91,355

Diamondback Energy, Inc.	3,383	141,477

EOG Resources., Inc.	12,675	642,116

Exxon Mobil Corp.	91,814	4,105,922

Hess Corp.	5,696	295,110

HollyFrontier Corp.	3,210	93,732

Kinder Morgan, Inc.	42,269	641,221

Marathon Oil Corp.	17,578	107,577

Marathon Petroleum Corp.	14,096	526,908

Noble Energy, Inc.	10,955	98,157

Occidental Petroleum Corp.	19,511	357,051

ONEOK, Inc.	9,559	317,550

Phillips 66	9,538	685,782

Pioneer Natural Resources Co.	3,579	349,668

Valero Energy Corp.	8,916	524,439

Williams Companies, Inc.	26,228	498,857

		14,549,479

Financials 9.9%
Banks 3.6%

Bank of America Corp.	169,736	4,031,230

Citigroup, Inc.	45,210	2,310,231

Citizens Financial Group, Inc.	9,431	238,038

Comerica, Inc.	2,955	112,585

Fifth Third Bancorp.	15,524	299,303

First Republic Bank	3,738	396,191

Huntington Bancshares, Inc.	21,886	197,740

JPMorgan Chase & Co.	66,267	6,233,074

KeyCorp	21,072	256,657

M&T Bank Corp.	2,802	291,324

People’s United Financial, Inc.	9,200	106,444

PNC Financial Services Group, Inc.	9,222	970,247

Regions Financial Corp.	20,885	232,241

SVB Financial Group*	1,132	243,980

Truist Financial Corp.	29,269	1,099,051

U.S. Bancorp.	29,829	1,098,304

Wells Fargo & Co.	81,010	2,073,856

Zions Bancorp. NA	3,444	117,096

		20,307,592

Capital Markets 2.6%

Ameriprise Financial, Inc.	2,658	398,806

Bank of New York Mellon Corp.	17,497	676,259

BlackRock, Inc.	3,356	1,825,966

Cboe Global Markets, Inc.	2,375	221,540

Charles Schwab Corp.	24,895	839,957

CME Group, Inc.	7,798	1,267,487

E*TRADE Financial Corp.	4,728	235,124

Franklin Resources., Inc.	5,925	124,247

The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity 500 Index VIP

	Shares	Value ($)

Intercontinental Exchange, Inc.	11,899	1,089,948

Invesco Ltd.	8,628	92,837

MarketAxess Holdings, Inc.	834	417,767

Moody’s Corp.	3,503	962,379

Morgan Stanley	26,023	1,256,911

MSCI, Inc.	1,837	613,227

Nasdaq, Inc.	2,542	303,693

Northern Trust Corp.	4,509	357,744

Raymond James Financial, Inc.	2,623	180,541

S&P Global, Inc.	5,239	1,726,146

State Street Corp.	7,639	485,459

T. Rowe Price Group, Inc.	4,951	611,449

The Goldman Sachs Group, Inc.	6,725	1,328,995

		15,016,482

Consumer Finance 0.5%

American Express Co.	14,341	1,365,263

Capital One Financial Corp.	9,879	618,327

Discover Financial Services	6,624	331,796

Synchrony Financial	11,646	258,075

		2,573,461

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. “B”*	42,251	7,542,226

Insurance 1.9%

Aflac, Inc.	15,625	562,969

Allstate Corp.	6,824	661,860

American International Group, Inc.	18,552	578,451

Aon PLC “A”	5,002	963,385

Arthur J. Gallagher & Co.	4,146	404,194

Assurant, Inc.	1,266	130,765

Chubb Ltd.	9,820	1,243,408

Cincinnati Financial Corp.	3,346	214,244

Everest Re Group Ltd.	890	183,518

Globe Life, Inc.	2,103	156,106

Hartford Financial Services Group, Inc.	7,674	295,833

Lincoln National Corp.	4,083	150,214

Loews Corp.	5,208	178,582

Marsh & McLennan Companies, Inc.	11,096	1,191,378

MetLife, Inc.	16,787	613,061

Principal Financial Group, Inc.	5,459	226,767

Progressive Corp.	12,757	1,021,963

Prudential Financial, Inc.	8,581	522,583

The Travelers Companies, Inc.	5,492	626,363

Unum Group	4,432	73,527

W.R. Berkley Corp.	3,077	176,281

Willis Towers Watson PLC	2,794	550,278

		10,725,730

Health Care 14.4%
Biotechnology 2.4%

AbbVie, Inc.	38,301	3,760,392

Alexion Pharmaceuticals, Inc.*	4,785	537,068

Amgen, Inc.	12,789	3,016,414

Biogen, Inc.*	3,548	949,267

Gilead Sciences, Inc.	27,183	2,091,460

Incyte Corp.*	3,876	402,988

Regeneron Pharmaceuticals, Inc.*	2,194	1,368,288

Vertex Pharmaceuticals, Inc.*	5,644	1,638,510

		13,764,387

	Shares	Value ($)

Health Care Equipment & Supplies 3.7%

Abbott Laboratories	38,458	3,516,215

ABIOMED, Inc.*	981	236,970

Align Technology, Inc.*	1,576	432,518

Baxter International, Inc.	11,036	950,200

Becton, Dickinson & Co.	6,409	1,533,481

Boston Scientific Corp.*	31,013	1,088,866

Danaher Corp.	13,687	2,420,272

DENTSPLY SIRONA, Inc.	4,698	206,994

DexCom, Inc.*	2,006	813,232

Edwards Lifesciences Corp.*	13,503	933,192

Hologic, Inc.*	5,574	317,718

IDEXX Laboratories, Inc.*	1,857	613,107

Intuitive Surgical, Inc.*	2,534	1,443,949

Medtronic PLC	29,145	2,672,597

ResMed, Inc.	3,164	607,488

STERIS PLC	1,863	285,859

Stryker Corp.	7,001	1,261,510

Teleflex, Inc.	1,021	371,624

The Cooper Companies, Inc.	1,058	300,091

Varian Medical Systems, Inc.*	1,993	244,182

West Pharmaceutical Services, Inc.	1,580	358,929

Zimmer Biomet Holdings, Inc.	4,494	536,404

		21,145,398

Health Care Providers & Services 2.8%

AmerisourceBergen Corp.	3,196	322,061

Anthem, Inc.	5,480	1,441,130

Cardinal Health, Inc.	6,266	327,023

Centene Corp.*	12,524	795,900

Cigna Corp.	8,009	1,502,889

CVS Health Corp.	28,394	1,844,758

DaVita, Inc.*	1,852	146,567

HCA Healthcare, Inc.	5,758	558,872

Henry Schein, Inc.*	3,049	178,031

Humana, Inc.	2,883	1,117,883

Laboratory Corp. of America Holdings*	2,118	351,821

McKesson Corp.	3,518	539,732

Quest Diagnostics, Inc.	2,886	328,889

UnitedHealth Group, Inc.	20,615	6,080,394

Universal Health Services, Inc. “B”	1,661	154,290

		15,690,240

Health Care Technology 0.1%
Cerner Corp.	6,614	453,390

Life Sciences Tools & Services 1.2%

Agilent Technologies, Inc.	6,681	590,400

Bio-Rad Laboratories, Inc. “A”*	465	209,943

Illumina, Inc.*	3,201	1,185,490

IQVIA Holdings, Inc.*	3,886	551,346

Mettler-Toledo International, Inc.*	525	422,914

PerkinElmer, Inc.	2,368	232,277

Thermo Fisher Scientific, Inc.	8,589	3,112,138

Waters Corp.*	1,362	245,705

		6,550,213

Pharmaceuticals 4.2%

Bristol-Myers Squibb Co.	49,167	2,891,020

Eli Lilly & Co.	18,278	3,000,882

Johnson & Johnson	57,280	8,055,286

Merck & Co., Inc.	54,874	4,243,406

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	7

	Shares	Value ($)

Mylan NV*	11,307	181,817

Perrigo Co. PLC	3,018	166,805

Pfizer, Inc.	120,722	3,947,609

Zoetis, Inc.	10,309	1,412,745

		23,899,570

Industrials 7.8%
Aerospace & Defense 1.7%

Boeing Co.	11,649	2,135,262

General Dynamics Corp.	5,023	750,738

Howmet Aerospace, Inc.	8,071	127,925

Huntington Ingalls Industries, Inc.	897	156,518

L3Harris Technologies, Inc.	4,692	796,092

Lockheed Martin Corp.	5,361	1,956,336

Northrop Grumman Corp.	3,385	1,040,684

Raytheon Technologies Corp.	31,955	1,969,067

Teledyne Technologies, Inc.*	797	247,827

Textron, Inc.	5,107	168,071

TransDigm Group, Inc.	1,090	481,834

		9,830,354

Air Freight & Logistics 0.5%

C.H. Robinson Worldwide, Inc.	2,979	235,520

Expeditors International of Washington, Inc.	3,592	273,136

FedEx Corp.	5,228	733,070

United Parcel Service, Inc. “B”	15,305	1,701,610

		2,943,336

Airlines 0.2%

Alaska Air Group, Inc.	2,749	99,679

American Airlines Group, Inc. (a)	10,800	141,156

Delta Air Lines, Inc.	12,415	348,241

Southwest Airlines Co.	11,591	396,180

United Airlines Holdings, Inc.*	5,484	189,801

		1,175,057

Building Products 0.4%

A.O. Smith Corp. (a)	2,851	134,339

Allegion PLC	1,960	200,351

Carrier Global Corp.	17,858	396,805

Fortune Brands Home & Security, Inc.	3,055	195,306

Johnson Controls International PLC	16,108	549,927

Masco Corp.	5,735	287,955

Trane Technologies PLC	5,243	466,522

		2,231,205

Commercial Services & Supplies 0.4%

Cintas Corp.	1,833	488,238

Copart, Inc.*	4,478	372,883

Republic Services, Inc.	4,512	370,210

Rollins, Inc.	3,089	130,943

Waste Management, Inc.	8,452	895,151

		2,257,425

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	2,831	240,069

Quanta Services, Inc.	2,974	116,670

		356,739

Electrical Equipment 0.4%

AMETEK, Inc.	4,937	441,220

Eaton Corp. PLC	8,713	762,213

	Shares	Value ($)

Emerson Electric Co.	12,979	805,087

Rockwell Automation, Inc.	2,491	530,583

		2,539,103

Industrial Conglomerates 1.1%

3M Co.	12,501	1,950,031

General Electric Co.	190,018	1,297,823

Honeywell International, Inc.	15,256	2,205,865

Roper Technologies, Inc.	2,271	881,738

		6,335,457

Machinery 1.5%

Caterpillar, Inc.	11,762	1,487,893

Cummins, Inc.	3,207	555,645

Deere & Co.	6,791	1,067,206

Dover Corp.	3,119	301,171

Flowserve Corp.	2,969	84,676

Fortive Corp.	6,388	432,212

IDEX Corp.	1,626	256,973

Illinois Tool Works, Inc.	6,253	1,093,337

Ingersoll Rand, Inc.*	7,613	214,077

Otis Worldwide Corp.	8,842	502,756

PACCAR, Inc.	7,489	560,552

Parker-Hannifin Corp.	2,816	516,088

Pentair PLC	3,459	131,407

Snap-on, Inc. (a)	1,198	165,935

Stanley Black & Decker, Inc.	3,344	466,087

Westinghouse Air Brake Technologies Corp.	3,924	225,905

Xylem, Inc.	3,890	252,694

		8,314,614

Professional Services 0.3%

Equifax, Inc.	2,662	457,544

IHS Markit Ltd.	8,710	657,605

Nielsen Holdings PLC	7,923	117,736

Robert Half International, Inc.	2,554	134,928

Verisk Analytics, Inc.	3,546	603,529

		1,971,342

Road & Rail 1.0%

CSX Corp.	16,624	1,159,358

J.B. Hunt Transport Services, Inc.	1,804	217,093

Kansas City Southern	2,036	303,955

Norfolk Southern Corp.	5,549	974,238

Old Dominion Freight Line, Inc.	2,065	350,203

Union Pacific Corp.	14,755	2,494,628

		5,499,475

Trading Companies & Distributors 0.2%

Fastenal Co.	12,529	536,742

United Rentals, Inc.*	1,559	232,353

W.W. Grainger, Inc.	928	291,541

		1,060,636

Information Technology 26.9%
Communications Equipment 0.9%

Arista Networks, Inc.*	1,186	249,096

Cisco Systems, Inc.	92,142	4,297,503

F5 Networks, Inc.*	1,359	189,553

Juniper Networks, Inc.	7,377	168,638

Motorola Solutions, Inc.	3,670	514,277

		5,419,067

The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index VIP

	Shares	Value ($)

Electronic Equipment, Instruments & Components 0.5%

Amphenol Corp. “A”	6,435	616,537

CDW Corp.	3,077	357,486

Corning, Inc.	16,299	422,144

FLIR Systems, Inc.	2,739	111,121

IPG Photonics Corp.*	751	120,453

Keysight Technologies, Inc.*	4,066	409,771

TE Connectivity Ltd.	7,170	584,714

Zebra Technologies Corp. “A”*	1,147	293,575

		2,915,801

IT Services 5.6%

Accenture PLC “A”	13,826	2,968,719

Akamai Technologies, Inc.*	3,567	381,990

Automatic Data Processing, Inc.	9,338	1,390,335

Broadridge Financial Solutions, Inc.	2,475	312,320

Cognizant Technology Solutions Corp. “A”	11,706	665,135

DXC Technology Co.	5,778	95,337

Fidelity National Information Services, Inc.	13,411	1,798,281

Fiserv, Inc.*	12,194	1,190,378

FleetCor Technologies, Inc.*	1,816	456,779

Gartner, Inc.*	1,958	237,564

Global Payments, Inc.	6,484	1,099,816

International Business Machines Corp.	19,277	2,328,083

Jack Henry & Associates, Inc.	1,687	310,459

Leidos Holdings, Inc.	2,908	272,392

Mastercard, Inc. “A”	19,220	5,683,354

Paychex, Inc.	6,908	523,281

PayPal Holdings, Inc.*	25,516	4,445,653

VeriSign, Inc.*	2,229	461,024

Visa, Inc. “A” (a)	36,649	7,079,487

Western Union Co.	8,917	192,786

		31,893,173

Semiconductors & Semiconductor Equipment 4.7%

Advanced Micro Devices, Inc.*	25,453	1,339,082

Analog Devices, Inc.	8,027	984,431

Applied Materials, Inc.	19,955	1,206,280

Broadcom, Inc.	8,688	2,742,020

Intel Corp.	92,019	5,505,497

KLA Corp.	3,363	654,036

Lam Research Corp.	3,159	1,021,810

Maxim Integrated Products, Inc.	5,738	347,780

Microchip Technology, Inc.	5,329	561,197

Micron Technology, Inc.*	24,164	1,244,929

NVIDIA Corp.	13,368	5,078,637

Qorvo, Inc.*	2,469	272,899

QUALCOMM., Inc.	24,451	2,230,176

Skyworks Solutions, Inc.	3,613	461,958

Texas Instruments, Inc.	19,951	2,533,178

Xilinx, Inc.	5,282	519,696

		26,703,606

Software 9.2%

Adobe, Inc.*	10,472	4,558,566

ANSYS, Inc.*	1,851	539,992

Autodesk, Inc.*	4,767	1,140,219

Cadence Design Systems, Inc.*	6,073	582,765

Citrix Systems, Inc.	2,532	374,508

Fortinet, Inc.*	2,912	399,730

	Shares	Value ($)

Intuit, Inc.	5,667	1,678,509

Microsoft Corp.	164,808	33,540,076

NortonLifeLock, Inc.	11,781	233,617

Oracle Corp.	45,233	2,500,028

Paycom Software, Inc.*	1,042	322,739

salesforce.com, Inc.*	19,583	3,668,484

ServiceNow, Inc.*	4,145	1,678,974

Synopsys, Inc.*	3,255	634,725

Tyler Technologies, Inc.*	864	299,704

		52,152,636

Technology Hardware, Storage & Peripherals 6.0%

Apple, Inc.	88,548	32,302,310

Hewlett Packard Enterprise Co.	28,205	274,435

HP, Inc.	31,010	540,504

NetApp, Inc.	4,795	212,754

Seagate Technology PLC	4,896	237,015

Western Digital Corp.	6,494	286,710

Xerox Holding Corp.	4,136	63,240

		33,916,968

Materials 2.5%
Chemicals 1.8%

Air Products & Chemicals, Inc.	4,801	1,159,250

Albemarle Corp.	2,352	181,598

Celanese Corp.	2,518	217,404

CF Industries Holdings, Inc.	4,749	133,637

Corteva, Inc.	16,367	438,472

Dow, Inc.	16,122	657,133

DuPont de Nemours, Inc.	15,930	846,361

Eastman Chemical Co.	3,027	210,800

Ecolab, Inc.	5,391	1,072,539

FMC Corp.	2,781	277,043

International Flavors & Fragrances, Inc. (a)	2,343	286,924

Linde PLC	11,413	2,420,811

LyondellBasell Industries NV “A”	5,536	363,826

PPG Industries, Inc.	5,127	543,770

The Mosaic Co.	7,228	90,422

The Sherwin-Williams Co.	1,755	1,014,127

		9,914,117

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,337	276,184

Vulcan Materials Co.	2,905	336,544

		612,728

Containers & Packaging 0.3%

Amcor PLC	33,826	345,363

Avery Dennison Corp.	1,790	204,221

Ball Corp.	7,051	489,974

International Paper Co.	8,552	301,116

Packaging Corp. of America	2,097	209,281

Sealed Air Corp.	3,430	112,675

Westrock Co.	5,741	162,241

		1,824,871

Metals & Mining 0.3%

Freeport-McMoRan Copper & Gold, Inc.	31,599	365,601

Newmont Corp.	17,436	1,076,499

Nucor Corp.	6,591	272,933

		1,715,033

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	9

	Shares	Value ($)

Real Estate 2.8%
Real Estate Investment Trusts (REITs) 2.7%

Alexandria Real Estate Equities, Inc.	2,743	445,052

American Tower Corp.	9,636	2,491,291

Apartment Investment & Management Co. “A”	3,294	123,986

AvalonBay Communities, Inc.	3,035	469,332

Boston Properties, Inc.	3,119	281,895

Crown Castle International Corp.	9,060	1,516,191

Digital Realty Trust, Inc.	5,831	828,643

Duke Realty Corp.	7,872	278,590

Equinix, Inc.	1,924	1,351,225

Equity Residential	7,579	445,797

Essex Property Trust, Inc.	1,427	327,026

Extra Space Storage, Inc.	2,854	263,624

Federal Realty Investment Trust	1,488	126,793

Healthpeak Properties, Inc.	11,604	319,806

Host Hotels & Resorts, Inc.	15,144	163,404

Iron Mountain, Inc. (a)	6,301	164,456

Kimco Realty Corp.	9,433	121,120

Mid-America Apartment Communities, Inc.	2,450	280,942

Prologis, Inc.	16,051	1,498,040

Public Storage	3,278	629,015

Realty Income Corp.	7,442	442,799

Regency Centers Corp.	3,780	173,464

SBA Communications Corp.	2,443	727,819

Simon Property Group, Inc.	6,690	457,462

SL Green Realty Corp.	1,643	80,984

UDR, Inc.	6,266	234,223

Ventas, Inc.	8,094	296,402

Vornado Realty Trust	3,463	132,321

Welltower, Inc.	9,044	468,027

Weyerhaeuser Co.	16,191	363,650

		15,503,379

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	7,295	329,880

Utilities 3.0%
Electric Utilities 1.9%

Alliant Energy Corp.	5,513	263,742

American Electric Power Co., Inc.	10,805	860,510

Duke Energy Corp.	15,969	1,275,763

Edison International	8,201	445,396

Entergy Corp.	4,314	404,696

Evergy, Inc.	4,961	294,138

Eversource Energy	7,325	609,953

Exelon Corp.	21,119	766,409

FirstEnergy Corp.	11,715	454,308

NextEra Energy, Inc.	10,642	2,555,889

NRG Energy, Inc.	5,345	174,033

Pinnacle West Capital Corp.	2,394	175,456

PPL Corp.	16,685	431,140

Southern Co.	22,958	1,190,372

Xcel Energy, Inc.	11,349	709,313

		10,611,118

Gas Utilities 0.0%
Atmos Energy Corp.	2,660	264,883

	Shares	Value ($)

Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	14,487	209,917

Multi-Utilities 1.0%

Ameren Corp.	5,372	377,974

CenterPoint Energy, Inc.	11,753	219,428

CMS Energy Corp.	6,257	365,534

Consolidated Edison, Inc.	7,272	523,075

Dominion Energy, Inc	18,261	1,482,428

DTE Energy Co.	4,179	449,242

NiSource, Inc.	8,344	189,743

Public Service Enterprise Group, Inc.	11,025	541,989

Sempra Energy	6,344	743,707

WEC Energy Group, Inc.	6,869	602,068

		5,495,188

Water Utilities 0.1%
American Water Works Co., Inc.	3,904	502,289
Total Common Stocks (Cost $259,783,261)		557,094,654

Rights 0.0%
Communication Services
T-Mobile U.S., Inc. Expiration Date 7/27/2020* (Cost $3,082)	8,329	1,399

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligation
U.S. Treasury Bills, 1.47%**, 7/16/2020 (b) (Cost $924,586)	925,000	924,951

	Shares	Value ($)
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (c) (d) (Cost $8,665,265)	8,665,265	8,665,265

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.12% (c) (Cost $9,064,200)	9,064,200	9,064,200

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $278,440,394)	101.4	575,750,469
Other Assets and Liabilities, Net	(1.4)	(8,009,459)
Net Assets	100.0	567,741,010

The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (c) (d)
251,422	8,413,843 (e)	—	—	—	5,307	—	8,665,265	8,665,265
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.12% (c)
11,512,814	33,475,765	35,924,379	—	—	15,178	—	9,064,200	9,064,200
11,764,236	41,889,608	35,924,379	—	—	20,485	—	17,729,465	17,729,465

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $8,549,619, which is 1.5% of net assets.

(b)	At June 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

S&P: Standard & Poor’s

At June 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/18/2020	66	10,151,859	10,197,660	45,801

Currency Abbreviation

USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$557,094,654	$—	$—	$557,094,654
Rights	1,399	—	—	1,399
Government & Agency Obligations	—	924,951	—	924,951
Short-Term Investments (f)	17,729,465	—	—	17,729,465
Derivatives (g)
Futures Contracts	45,801	—	—	45,801
Total	$574,871,319	$924,951	$—	$575,796,270

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	11

Statement of

Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $260,710,929) — including $8,549,619 of securities loaned	$558,021,004
Investment in DWS Government & Agency Securities Portfolio (cost $8,665,265)*	8,665,265
Investment in DWS Central Cash Management Government Fund (cost $9,064,200)	9,064,200
Cash	10,000
Receivable for Fund shares sold	399,005
Dividends receivable	437,266
Interest receivable	3,357
Receivable for variation margin on futures contracts	140,281
Other assets	4,119
Total assets	576,744,497

Liabilities
Payable upon return of securities loaned	8,665,265
Payable for Fund shares redeemed	124,943
Accrued management fee	59,325
Accrued Trustees’ fees	5,287
Other accrued expenses and payables	148,667
Total liabilities	9,003,487
Net assets, at value	$567,741,010

Net Assets Consist of
Distributable earnings (loss)	306,133,381
Paid-in capital	261,607,629
Net assets, at value	$567,741,010

Net Asset Value
Class A

Net Asset Value, offering and redemption price per share ($517,320,262 ÷ 25,281,467 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.46
Class B

Net Asset Value, offering and redemption price per share ($34,762,149 ÷ 1,696,525 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.49
Class B2

Net Asset Value, offering and redemption price per share ($15,658,599 ÷ 763,475 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$20.51
*	Represents collateral on securities loaned.

     Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:
Dividends	$5,682,452
Interest	3,811
Income distributions — DWS Central Cash Management Government Fund	15,178
Securities lending income, net of borrower rebates	5,307
Total income	5,706,748
Expenses:
Management fee	550,940
Administration fee	270,226
Services to shareholders	899
Recordkeeping fee (Class B and Class B-2)	32,417
Distribution service fees (Class B and Class B-2)	58,594
Custodian fee	7,329
Professional fees	37,543
Reports to shareholders	25,717
Trustees’ fees and expenses	14,438
Other	21,296
Total expenses before expense reductions	1,019,399
Expense reductions	(212,974)
Total expenses after expense reductions	806,425
Net investment income (loss)	4,900,323

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	12,369,917
Futures	(629,681)
11,740,236
Change in net unrealized appreciation (depreciation) on:
Investments	(37,167,022)
Futures	(90,643)
(37,257,665)
Net gain (loss)	(25,517,429)
Net increase (decrease) in net assets resulting from operations	$(20,617,106)

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations:
Net investment income (loss)	$4,900,323	$9,389,401
Net realized gain (loss)	11,740,236	35,798,268
Change in net unrealized appreciation (depreciation)	(37,257,665)	107,301,276
Net increase (decrease) in net assets resulting from operations	(20,617,106)	152,488,945
Distributions to shareholders:
Class A	(40,621,912)	(36,093,488)
Class B	(2,466,115)	(1,569,495)
Class B2	(1,183,053)	(1,061,799)
Total distributions	(44,271,080)	(38,724,782)
Fund share transactions:
Class A
Proceeds from shares sold	13,076,172	15,867,889
Reinvestment of distributions	40,621,912	36,093,488
Payments for shares redeemed	(38,165,718)	(67,585,767)
Net increase (decrease) in net assets from Class A share transactions	15,532,366	(15,624,390)
Class B
Proceeds from shares sold	4,570,005	10,003,444
Reinvestment of distributions	2,466,115	1,569,495
Payments for shares redeemed	(1,741,570)	(4,895,248)
Net increase (decrease) in net assets from Class B share transactions	5,294,550	6,677,691
Class B2
Proceeds from shares sold	165,558	373,269
Reinvestment of distributions	1,183,053	1,061,799
Payments for shares redeemed	(1,071,759)	(2,353,334)
Net increase (decrease) in net assets from Class B2 share transaction	276,852	(918,266)
Increase (decrease) in net assets	(43,784,418)	103,899,198
Net assets at beginning of period	611,525,428	507,626,230

Net assets at end of period	$567,741,010	$611,525,428

Other Information	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Class A
Shares outstanding at beginning of period	24,258,385	24,962,490
Shares sold	656,644	755,485
Shares issued to shareholders in reinvestment of distributions	2,207,713	1,743,647
Shares redeemed	(1,841,275)	(3,203,237)
Net increase (decrease) in Class A shares	1,023,082	(704,105)

Shares outstanding at end of period	25,281,467	24,258,385
Class B
Shares outstanding at beginning of period	1,426,637	1,109,669
Shares sold	218,804	475,525
Shares issued to shareholders in reinvestment of distributions	133,737	75,675
Shares redeemed	(82,653)	(234,232)
Net increase (decrease) in Class B shares	269,888	316,968

Shares outstanding at end of period	1,696,525	1,426,637
Class B2
Shares outstanding at beginning of period	742,685	784,684
Shares sold	8,218	18,043
Shares issued to shareholders in reinvestment of distributions	64,087	51,146
Shares redeemed	(51,515)	(111,188)
Net increase (decrease) in Class B2 shares	20,790	(41,999)

Shares outstanding at end of period	763,475	742,685

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	13

Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$23.14		$18.90	$22.19	$19.58	$19.40	$20.41
Income (loss) from investment operations:
Net investment income (loss)[a]	.19		.35	.37	.34	.35	.35
Net realized and unrealized gain (loss)	(1.13)		5.37	(1.31)	3.69	1.74	(.10)
Total from investment operations	(.94)		5.72	(.94)	4.03	2.09	.25
Less distributions from:
Net investment income	(.39)		(.43)	(.38)	(.37)	(.40)	(.33)
Net realized gains	(1.35)		(1.05)	(1.97)	(1.05)	(1.51)	(.93)
Total distributions	(1.74)		(1.48)	(2.35)	(1.42)	(1.91)	(1.26)
Net asset value, end of period	$20.46		$23.14	$18.90	$22.19	$19.58	$19.40
Total Return (%)[b]	(3.23	)**	31.19	(4.65)	21.53	11.61	1.13

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	517		561	472	541	519	530
Ratio of expenses before expense reductions (%)[c]	.34	*	.35	.34	.34	.34	.34
Ratio of expenses after expense reductions (%)[c]	.26	*	.27	.30	.33	.33	.33
Ratio of net investment income (%)	1.81	*	1.68	1.73	1.67	1.88	1.77
Portfolio turnover rate (%)	1	**	3	3	3	4	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

	Six Months Ended 6/30/20		Years Ended December 31,
Class B	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$23.12		$18.89	$22.17	$19.58	$19.40	$20.40
Income (loss) from investment operations:
Net investment income (loss)[a]	.15		.28	.29	.28	.30	.30
Net realized and unrealized gain (loss)	(1.12)		5.35	(1.29)	3.67	1.74	(.09)
Total from investment operations	(.97)		5.63	(1.00)	3.95	2.04	.21
Less distributions from:
Net investment income	(.31)		(.35)	(.31)	(.31)	(.35)	(.28)
Net realized gains	(1.35)		(1.05)	(1.97)	(1.05)	(1.51)	(.93)
Total distributions	(1.66)		(1.40)	(2.28)	(1.36)	(1.86)	(1.21)
Net asset value, end of period	$20.49		$23.12	$18.89	$22.17	$19.58	$19.40
Total Return (%)[b]	(3.40	)**	30.66	(4.94)	21.07	11.32	.92

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35		33	21	25	18	12
Ratio of expenses before expense reductions (%)[c]	.72	*	.72	.71	.71	.69	.67
Ratio of expenses after expense reductions (%)[c]	.64	*	.65	.65	.65	.61	.58
Ratio of net investment income (%)	1.43	*	1.31	1.38	1.35	1.61	1.53
Portfolio turnover rate (%)	1	**	3	3	3	4	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

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	Six Months Ended 6/30/20		Years Ended December 31,
Class B2	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$23.14		$18.90	$22.18	$19.57	$19.39	$20.40
Income (loss) from investment operations:
Net investment income (loss)[a]	.15		.27	.28	.26	.28	.28
Net realized and unrealized gain (loss)	(1.13)		5.36	(1.30)	3.69	1.74	(.10)
Total from investment operations	(.98)		5.63	(1.02)	3.95	2.02	.18
Less distributions from:
Net investment income	(.30)		(.34)	(.29)	(.29)	(.33)	(.26)
Net realized gains	(1.35)		(1.05)	(1.97)	(1.05)	(1.51)	(.93)
Total distributions	(1.65)		(1.39)	(2.26)	(1.34)	(1.84)	(1.19)
Net asset value, end of period	$20.51		$23.14	$18.90	$22.18	$19.57	$19.39
Total Return (%)[b]	(3.41	)**	30.64	(5.00)	21.06	11.20	.76

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16		17	15	17	17	17
Ratio of expenses before expense reductions (%)[c]	.73	*	.74	.73	.74	.74	.74
Ratio of expenses after expense reductions (%)[c]	.65	*	.67	.70	.72	.71	.68
Ratio of net investment income (%)	1.42	*	1.28	1.32	1.27	1.50	1.42
Portfolio turnover rate (%)	1	**	3	3	3	4	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	|	15

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).

Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares to investors: Class A shares, Class B shares and Class B2 shares. Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate of 0.25% of Class B and Class B2 shares average daily net assets. In addition, Class B and Class B2 shares are subject to recordkeeping fees equal to an annual rate up to 0.15% of average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price

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and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended June 30, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $285,959,336. The net unrealized appreciation for all investments based on tax cost was $289,788,607. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $320,637,074 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $30,848,467.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and

DWS Equity 500 Index VIP	|	17

certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial statement purposes and a recharacterization will be made within the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2020, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2020, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,698,000 to $12,763,000.

The following tables summarize the value of the Fund’s derivative instruments held as of June 30, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$45,801

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

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Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(629,681)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(90,643)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $7,644,928 and $24,046,157, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $1 billion of the Fund’s average daily net assets	.200%
Next $1 billion of such net assets	.175%
Over $2 billion of such net assets	.150%

Accordingly, for the six months ended June 30, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.20% of the Fund’s average daily net assets.

For the period from January 1, 2020 through April 30, 2021, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each classes as follows:

Class A	.26%
Class B	.64%
Class B2	.66%

For the six months ended June 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$193,902
Class B	13,072
Class B2	6,000
$212,974

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid DIMA an annual fee (“Administration Fee”) of 0.10% of the Fund’s

DWS Equity 500 Index VIP	|	19

average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $270,226, of which $45,008 is unpaid.

Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B and B2 shares. For the six months ended June 30, 2020, the Distribution Service Fees were as follows:

Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2020
Class B	$39,357	$6,956
Class B2	19,237	3,186
	$58,594	$10,142

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2020
Class A	$229	$76
Class B	40	13
Class B2	25	8
	$294	$97

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $8,009, of which $4,239 unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2020, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $400.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

20	|	DWS Equity 500 Index VIP

the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2020.

F. Ownership of the Fund

At June 30, 2020, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52% and 14%, respectively. At June 30, 2020, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 88%. At June 30, 2020, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class B2 shares of the Fund, each owning 84% and 16%, respectively.

G. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

H. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016.

The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

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Information About Your Fund’s Expenses	(Unaudited)

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$967.70	$966.00	$965.90
Expenses Paid per $1,000*	$1.27	$3.13	$3.18

Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,023.57	$1,021.68	$1,021.63
Expenses Paid per $1,000*	$1.31	$3.22	$3.27

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.26%	.64%	.65%

For more information, please refer to the Fund’s prospectus.

These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

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Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Equity 500 Index VIP	|	23

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by

24	|	DWS Equity 500 Index VIP

Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees

DWS Equity 500 Index VIP	|	25

received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

26	|	DWS Equity 500 Index VIP

Notes

vit-equ500-3 (R-028371-9 8/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/14/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/14/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/14/2020